Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services	$ 5,121.1		$ 5,416.0	$ 5,321.7	$ 4,904.0	$ 5,252.1		$ 5,188.8	$ 5,040.7	$ 4,768.9	$ 20,762.8	[1]	$ 20,250.5	[1]	$ 20,678.0	[1]
Operating Unit Profit											859.1		639.2		560.4
Corporate expenses											(105.8)		(93.2)		(112.0)
Intangible asset amortization expense											(33.4)	[2]	(34.1)	[2]	(36.7)	[2]
Interest and other expenses											(38.3)		(36.4)		(43.3)
Earnings before income taxes											681.6		475.5		368.4
Franchise fees											25.4		24.4		23.9
Other segment disclosures [Abstract]
Total Assets	7,182.5					7,288.3					7,182.5		7,288.3		7,012.6
Depreciation and amortization											83.8		94.3		100.5
Amortization of intangible assets											33.4	[2]	34.1	[2]	36.7	[2]
Earnings from Equity Investments											3.0		7.2		2.5
Equity Investments	132.3					140.2					132.3		140.2		85.3
Long-Lived Assets	154.4	[3]				170.6	[3]				154.4	[3]	170.6	[3]	195.4	[3]
Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	52.0					44.7					52.0		44.7		72.0
Americas Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											4,583.7	[1]	4,510.2	[1]	4,595.9	[1]
Operating Unit Profit											181.6		143.7		111.4
Other segment disclosures [Abstract]
Total Assets	1,816.8					1,743.2					1,816.8		1,743.2		1,828.5
Depreciation and amortization											13.5		16.8		17.6
Earnings from Equity Investments											0		0		0
Equity Investments	0					3.0					0		3.0		3.0
Long-Lived Assets	33.7	[3]				36.2	[3]				33.7	[3]	36.2	[3]	44.0	[3]
Americas Reportable Segment [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	13.0					10.8					13.0		10.8		16.6
Americas Reportable Segment [Member] | United States [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											3,086.4	[1],[4]	2,967.0	[1],[4]	3,010.5	[1],[4]
Operating Unit Profit											125.4		99.8		60.8
Franchise fees											16.1		15.2		14.6
Other segment disclosures [Abstract]
Total Assets	1,532.7					1,476.3					1,532.7		1,476.3		1,511.0
Depreciation and amortization											9.4		12.3		13.4
Earnings from Equity Investments											0		0		0
Equity Investments	0					3.0					0		3.0		3.0
Long-Lived Assets	25.4	[3]				25.8	[3]				25.4	[3]	25.8	[3]	32.8	[3]
Americas Reportable Segment [Member] | United States [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	9.1					6.0					9.1		6.0		11.6
Americas Reportable Segment [Member] | Other Americas [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,497.3	[1]	1,543.2	[1]	1,585.4	[1]
Operating Unit Profit											56.2		43.9		50.6
Other segment disclosures [Abstract]
Total Assets	284.1					266.9					284.1		266.9		317.5
Depreciation and amortization											4.1		4.5		4.2
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	8.3	[3]				10.4	[3]				8.3	[3]	10.4	[3]	11.2	[3]
Americas Reportable Segment [Member] | Other Americas [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	3.9					4.8					3.9		4.8		5.0
Southern Europe Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											7,509.7	[1]	7,237.0	[1]	7,250.9	[1]
Operating Unit Profit											361.7		264.6		185.1
Other segment disclosures [Abstract]
Total Assets	2,371.1					2,377.7					2,371.1		2,377.7		2,245.2
Depreciation and amortization											17.6		18.9		18.2
Earnings from Equity Investments											0.4		0.3		0
Equity Investments	0.9					0.4					0.9		0.4		0.1
Long-Lived Assets	60.4	[3]				73.1	[3]				60.4	[3]	73.1	[3]	75.0	[3]
Southern Europe Reportable Segment [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	13.9					16.3					13.9		16.3		29.6
Southern Europe Reportable Segment [Member] | France [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,351.6	[1]	5,284.9	[1]	5,425.6	[1]
Operating Unit Profit											275.5		198.9		129.6
Other segment disclosures [Abstract]
Total Assets	1,922.7					1,950.3					1,922.7		1,950.3		1,756.2
Depreciation and amortization											13.0		14.1		13.1
Earnings from Equity Investments											0.4		0.3		0
Equity Investments	0.7					0.4					0.7		0.4		0.1
Long-Lived Assets	44.6	[3]				56.3	[3]				44.6	[3]	56.3	[3]	59.4	[3]
Southern Europe Reportable Segment [Member] | France [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	7.8					10.7					7.8		10.7		25.6
Southern Europe Reportable Segment [Member] | Italy [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,178.8	[1]	1,087.6	[1]	1,056.8	[1]
Operating Unit Profit											64.2		53.8		45.4
Other segment disclosures [Abstract]
Total Assets	230.0					218.3					230.0		218.3		301.2
Depreciation and amortization											2.4		2.6		2.7
Earnings from Equity Investments											0		0		0
Equity Investments	0.2					0					0.2		0		0
Long-Lived Assets	4.7	[3]				6.5	[3]				4.7	[3]	6.5	[3]	7.0	[3]
Southern Europe Reportable Segment [Member] | Italy [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	1.3					1.9					1.3		1.9		1.8
Southern Europe Reportable Segment [Member] | Other Southern Europe [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											979.3	[1]	864.5	[1]	768.5	[1]
Operating Unit Profit											22.0		11.9		10.1
Other segment disclosures [Abstract]
Total Assets	218.4					209.1					218.4		209.1		187.8
Depreciation and amortization											2.2		2.2		2.4
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	11.1	[3]				10.3	[3]				11.1	[3]	10.3	[3]	8.6	[3]
Southern Europe Reportable Segment [Member] | Other Southern Europe [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	4.8					3.7					4.8		3.7		2.2
Northern Europe Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											6,048.1	[1]	5,738.8	[1]	5,773.9	[1]
Operating Unit Profit											198.1		139.7		159.8
Other segment disclosures [Abstract]
Total Assets	1,862.6					1,951.8					1,862.6		1,951.8		1,732.5
Depreciation and amortization											11.2		14.0		15.8
Earnings from Equity Investments											2.6		6.9		2.5
Equity Investments	131.1					136.5					131.1		136.5		81.5
Long-Lived Assets	29.0	[3]				30.6	[3]				29.0	[3]	30.6	[3]	40.4	[3]
Northern Europe Reportable Segment [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	13.6					8.8					13.6		8.8		12.8
APME Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,327.1	[1]	2,447.7	[1]	2,728.8	[1]
Operating Unit Profit											84.2		70.8		90.7
Other segment disclosures [Abstract]
Total Assets	501.4					466.7					501.4		466.7		491.7
Depreciation and amortization											4.4		4.8		4.9
Earnings from Equity Investments											0		0		0
Equity Investments	0.3					0.3					0.3		0.3		0.7
Long-Lived Assets	20.6	[3]				19.2	[3]				20.6	[3]	19.2	[3]	22.4	[3]
APME Reportable Segment [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	7.9					4.3					7.9		4.3		5.6
Right Management Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											294.2	[1]	316.8	[1]	328.5	[1]
Operating Unit Profit											33.5		20.4		13.4
Other segment disclosures [Abstract]
Total Assets	139.1					134.4					139.1		134.4		95.4
Depreciation and amortization											3.6		4.3		5.1
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	10.6	[3]				11.3	[3]				10.6	[3]	11.3	[3]	12.4	[3]
Right Management Reportable Segment [Member] | Additions [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	3.6					4.5					3.6		4.5		7.4
Corporate Expenses Reportable Segment [Member]
Other segment disclosures [Abstract]
Total Assets	491.5	[5]				614.5	[5]				491.5	[5]	614.5	[5]	619.3	[5]
Depreciation and amortization											0.1		1.4		2.2
Long-Lived Assets	0.1	[3]				0.2	[3]				0.1	[3]	0.2	[3]	1.2	[3]
Geographical Components [Member] | United States [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											3,190.6		3,080.8		3,132.0
Other segment disclosures [Abstract]
Long-Lived Assets	30.2					30.6					30.2		30.6		39.7
Geographical Components [Member] | France [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,378.6		5,313.6		5,448.3
Other segment disclosures [Abstract]
Long-Lived Assets	46.0					57.8					46.0		57.8		61.0
Geographical Components [Member] | Italy [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,183.4		1,093.0		1,061.6
Other segment disclosures [Abstract]
Long-Lived Assets	4.7					6.5					4.7		6.5		7.1
Geographical Components [Member] | United Kingdom [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,168.6		1,884.5		1,898.1
Other segment disclosures [Abstract]
Long-Lived Assets	10.3					7.4					10.3		7.4		11.0
Geographical Components [Member] | Total Foreign [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											17,572.2		17,169.7		17,546.0
Other segment disclosures [Abstract]
Long-Lived Assets	$ 124.2					$ 140.0					$ 124.2		$ 140.0		$ 155.7

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2014 2013 2012 United States $3,190.6 $3,080.8 $3,132.0 France 5,378.6 5,313.6 5,448.3 Italy 1,183.4 1,093.0 1,061.6 United Kingdom 2,168.6 1,884.5 1,898.1 Total Foreign 17,572.2 17,169.7 17,546.0
[2]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[3]	Further breakdown of long-lived assets by geographical region was as follows: Long-Lived Assets 2014 2013 2012 United States $30.2 $30.6 $39.7 France 46.0 57.8 61.0 Italy 4.7 6.5 7.1 United Kingdom 10.3 7.4 11.0 Total Foreign 124.2 140.0 155.7
[4]	The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $16.1, $15.2 and $14.6 for 2014, 2013 and 2012, respectively.
[5]	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.